Stock-based compensation	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation

28.	Stock-based compensation
Our employee stock options consist of service-based awards. The majority of our stock options vest over 6 years. During the year ended December 31, 2021, we issued restricted stock units (“RSUs”) as our primary form of stock-based compensation, which consist of service-based awards and typically vest 33% or 25% after one year and will then vest quarterly over the following three or four years, respectively, but may accelerate in certain circumstances.
The following table presents a summary of our RSU activity:

	RSUs (in number of shares)	Weighted average grant-date fair value
Balance as of January 1, 2019	1,319,971	$12.33
Granted	340,565	$11.49
Vested	(362,577)	$12.23
Cancelled	(148,215)	$12.64

Balance as of December 31, 2019	1,149,744	$12.08
Granted	1,409,680	$7.89
Vested	(419,367)	$10.95
Cancelled	(460,851)	$10.32

Balance as of December 31, 2020	1,679,206	$9.33
Granted	723,908	$12.56
Vested	(1,001,635)	$12.12
Cancelled	(136,776)	$10.49

Balance as of December 31, 2021	1,264,703	$9.60
The total market value of shares vested during the years ended December 31, 2021, 2020 and 2019 was $12,138, $3,648 and $5,707, respectively.
The following table presents a summary of our stock option activity:

	Options (in number of shares)	Weighted average exercise price	Remaining contractual life (in years)	Aggregate intrinsic value
Balance as of January 1, 2019	2,792,361	$17.50	—	—
Granted	225,903	$17.50	—	—
Exercised	(44,096)	$12.00	—	—
Forfeited / Cancelled	(436,280)	$17.50	—	—

Balance as of December 31, 2019	2,537,888	$17.50	—	—
Exercised	(33,133)	$11.31	—	—
Forfeited / Cancelled	(1,685,242)	$17.05	—	—

Balance as of December 31, 2020	819,513	$9.11	—	$—
Exercised	(145,485)	$11.00	—	—
Forfeited / Cancelled	(46,272)	$12.40	—	—

Balance as of December 31, 2021	627,756	$14.00	1	$9.79
Exercisable as of December 31, 2021	48,427	$14.00	1	$1.04
Vested and expected to vest after December 31, 2021	627,756	$14.00	1	$1.75
The aggregate intrinsic value of outstanding options shown in the stock option activity table above represents the total pretax intrinsic value at December 31, 2021, based on our closing stock price of $9.79. The total intrinsic value of stock options exercised was $6,146, $10,498 and $34,211 for the years ended December 31, 2021, 2020 and 2019, respectively.
We did not grant options during the years ended December 31, 2021 and 2020. The fair value of stock options granted during the year ended December 31, 2019 was estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

2019
Risk-free interest rate	1.95%
Expected volatility	39.21%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$2.91
During the years ended December 31, 2021, 2020 and 2019, we recognized total stock-based compensation expense of $12,338, $7,312 and $11,686, respectively, within “General and administrative” expenses in our consolidated statements of operations.
Cash received from stock-based award exercises for the years ended December 31, 2021, 2020 and 2019 was $889, $370 and $564, respectively.
As of December 31, 2021, there was $23,722 of unrecognized stock-based compensation expense related to unvested stock-based awards, which is expected to be recognized in expense over a weighted-average period of 3 years.
As of December 31, 2021 and 2020, we had 1,892,459 and 1,919,099 shares of common stock reserved for new stock-based awards, respectively. We issue new shares to satisfy the exercise or release of stock-based awards.